INCOME TAXES - Reconciliation of tax rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of average effective tax rate and applicable tax rate
Income before tax	$ 176,262	$ 7,594
Statutory income tax rate	26.80%	26.80%
Expected income tax	$ 47,240	$ 2,036
Differences between Canadian and foreign tax rates	8,275	6,442
Items not deductible for tax purposes		76
Items not deductible for tax purposes (credit)	1,554
Share based compensation	1,239	674
Change in unrecognized deductible temporary differences	4,643	3,964
Revisions to prior period estimates	716	4,263
Effect of changes in foreign exchange rates	12,485	(7,806)
Inflationary adjustment and other	(2,680)	(1,175)
Mexican Special Mining Duty	12,189	6,422
Withholding tax expense	858	1,601
Adjustment subject to initial recognition exemption	762
Tax impact of impairment of exploration property		18,107
Total income taxes	$ 87,281	$ 34,604
Effective tax rate	49.50%	455.50%